Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	35.00%	35.00%	35.00%
Net deferred tax asset	$ 8,953,000	$ 15,511,000
Tax expense recognized on net securities gains (losses)	(29,000)	232,000	368,000
Tax benefit related to exercise of stock options	$ (191,000)	$ (51,000)	$ 0